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[DECHERT LLP LETTERHEAD]

August 16, 2004

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  ING Equity Trust (the "Trust")
     Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A SEC File Nos. 33-56881 and 811-8817

Ladies and Gentlemen:

Pursuant to Rule 485(a) promulgated under the Securities Act of 1933, as amended, transmitted herewith on behalf of the Trust is Post-Effective Amendment No. 57 to the Trust's Registration Statement on Form N-1A. The Amendment is being filed under paragraph (a)(2) of Rule 485 for the purpose of adding the ING Principal Protection Fund XII ("Fund XII") as an additional series of the Trust. The Trust has designated on the facing sheet to the Amendment that it become effective on October 29, 2004.

ING Principal Protection Fund XII is identical to the ING Principal Protection Fund XI ("Fund XI"), another series of the Trust, whose common shares were registered under the 1933 Act pursuant to Post-Effective Amendment No. 55 to the Trust's Registration Statement that was filed on July 20, 2004. Fund XI was declared effective on July 21, 2004. Both Fund XI and Fund XII are open-end, diversified management investment companies. Both Funds employ identical investment objectives, policies and techniques and methods of distribution. We do not believe that the disclosure relating to Fund XII is materially different from that of Fund XI. Therefore, in reliance upon Investment Company Act Release No. 13768 (February 15, 1984), we hereby request on behalf of the Trust that this Amendment receive selective review from the Commission and its Staff since the disclosure in this Amendment is substantially similar to that previously reviewed by the Staff.

If you have any questions or comments, please do not hesitate to contact me at 212-698-3590.

Sincerely,

/s/ Margaret Bancroft
--------------------------
Margaret Bancroft
Dechert LLP

cc:  Huey P. Falgout, Jr.
     ING Funds
Encl.